Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Registrant Name	INFINITY NATURAL RESOURCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42499
Entity Tax Identification Number	99-3407012
Entity Address, Address Line One	2605 Cranberry Square
Entity Address, City or Town	Morgantown
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26508
City Area Code	304
Local Phone Number	212-2350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	INR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002029118